UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-07326

                           Gabelli Investor Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                           Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                           Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli ABC Fund

Semiannual Report — June 30, 2013

Morningstar® rated The Gabelli ABC Fund Class AAA Shares 4 stars overall, 5 stars for the three year period, and 4 stars for the five and ten year periods ended June 30, 2013 among 60, 60, 46, and 24 Market Neutral funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2013, the net asset value (“NAV”) per Class AAA Share of The Gabelli ABC Fund increased 2.7% compared with the increase of 7.5% for the Standard & Poor’s (“S&P”) Long-Only Merger Arbitrage Index. The performance of the 3 Month U.S. Treasury Bill Index for the year was 0.04%. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2013.

Comparative Results

Average Annual Returns through June 30, 2013 (a) (Unaudited)					Since
					Inception
	Six Months	1 Year	5 Year	10 Year	5/14/93
AAA Shares (GABCX)	2.71%	5.73%	3.51%	4.62%	6.39%
Advisor Shares (GADVX)	2.53	5.52	3.24	4.45	6.30
S&P 500 Index	13.82	20.60	7.01	7.30	8.74(b)
Lipper U.S. Treasury Money Market Fund Average	0.00	0.01	0.09	1.31	2.62(b)
3 Month U.S. Treasury Bill Index	0.04	0.11	0.29	1.72	3.13
S&P Long-Only Merger Arbitrage Index	7.53	9.29	3.40	7.40	N/A(c)

In the current prospectus dated April 30, 2013, the expense ratios for Class AAA and the Advisor Class Shares, are 0.60% and 0.85%, respectively. See page 11 for the expense ratios for the six months ended June 30, 2013. The Fund does not have a sales charge.

(a)    Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund for periods prior to December 2007. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the rebalancing (month end) date. The S&P Long-Only Merger Arbitrage Index is comprised of a maximum of 40 large and liquid stocks that are active targets in pending merger deals. Dividends are considered reinvested except for the 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of the Advisor Class Shares on May 1, 2007. The actual performance of the Advisor Class Shares would have been lower due to the additional expenses associated with this class of shares.

(b)    S&P 500 Index and the Lipper U.S. Treasury Money Market Fund Average since inception performance are as of April 30, 1993.

(c)    S&P Long-Only Merger Arbitrage Index inception date is December 31, 2003.

The Gabelli ABC Fund Disclosure of Fund Expenses (Unaudited) For the Six Month Period from January 1, 2013 through June 30, 2013	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Annualized Expense Ratio	Expenses Paid During Period*

The Gabelli ABC Fund

Actual Fund Return
Class AAA	$1,000.00	$1,027.10	0.60%	$3.02
Advisor Class	$1,000.00	$1,025.30	0.85%	$4.27
Hypothetical 5% Return
Class AAA	$1,000.00	$1,021.82	0.60%	$3.01
Advisor Class	$1,000.00	$1,020.58	0.85%	$4.26

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2013:

The Gabelli ABC Fund

Long Positions
U.S. Government Obligations	63.7%
Equipment and Supplies	9.7%
Diversified Industrial	4.8%
Food and Beverage	3.9%
Health Care	3.1%
Energy and Utilities	2.8%
Computer Software and Services	1.8%
Telecommunications	1.7%
Computer Hardware	1.7%
Financial Services	1.4%
Business Services	1.1%
Broadcasting	0.8%
Consumer Services	0.8%
Cable and Satellite	0.7%
Metals and Mining	0.6%
Hotels and Gaming	0.5%

Electronics	0.5%
Retail	0.3%
Consumer Products	0.3%
Automotive	0.2%
Specialty Chemicals	0.2%
Entertainment	0.1%
Automotive: Parts and Accessories	0.1%
Wireless Communications	0.1%
Aerospace	0.1%
Semiconductors	0.1%
Real Estate	0.0%
Other Assets and Liabilities (Net)	(1.1)%

Short Positions

Aerospace	(0.0)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli ABC Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 37.2%
	Aerospace — 0.1%
44,000	Exelis Inc.	$563,201	$606,760
4,000	Kratos Defense & Security Solutions Inc.†	49,869	25,920

		613,070	632,680

	Automotive — 0.2%
3,000	Fiat Industrial SpA	34,740	33,446
110,000	Ford Motor Co.	1,288,549	1,701,700

		1,323,289	1,735,146

	Automotive: Parts and Accessories — 0.1%
1,800	Cooper Tire & Rubber Co.	61,660	59,706
8,800	Strattec Security Corp.	120,796	328,768
53,000	The Pep Boys - Manny, Moe & Jack†	630,379	613,740

		812,835	1,002,214

	Broadcasting — 0.8%
70,000	Astral Media Inc., Cl. A	3,232,962	3,325,283
2,700	Astral Media Inc., Cl. B	141,844	140,661
40,000	Belo Corp., Cl. A	547,040	558,000
9,000	Cogeco Inc.	175,303	359,418
22,806	Fisher Communications Inc.	667,771	936,870
12,000	LIN TV Corp., Cl. A†	14,875	183,600
6,000	Salem Communications Corp., Cl. A	11,471	44,940

		4,791,266	5,548,772

	Business Services — 1.1%
4,000	Arbitron Inc.	187,386	185,800
6,500	Ascent Capital Group Inc., Cl. A†	170,531	507,455
17,000	Diebold Inc.	475,631	572,730
20,000	GrainCorp Ltd., Cl. A	236,299	229,919
520,000	Intermec Inc.†	5,130,550	5,111,600
12,000	Keynote Systems Inc.	237,300	237,120
16,000	The Brink’s Co.	423,106	408,160
75,000	TNT Express NV	850,845	562,505

		7,711,648	7,815,289

	Cable and Satellite — 0.7%
3,000	AMC Networks Inc., Cl. A†	75,584	196,230
142,000	British Sky Broadcasting Group plc	1,560,922	1,710,531
40,000	Cablevision Systems Corp., Cl. A	561,682	672,800
7,001	DIRECTV†	109,830	431,402
6,000	Kabel Deutschland Holding AG	664,161	658,996
10,328	Liberty Global plc, Cl. A†	785,341	765,098
7,712	Liberty Global plc, Cl. C†	552,719	523,568

Shares		Cost	Market Value
3,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	$29,490	$14,487

		4,339,729	4,973,112

	Computer Hardware — 1.7%
895,000	Dell Inc.	12,010,102	11,948,250
40,000	STEC Inc.†	268,952	268,800

		12,279,054	12,217,050

	Computer Software and Services — 1.8%
25,000	BMC Software Inc.†	1,134,242	1,128,500
8,000	eBay Inc.†	242,167	413,760
2,000	Ebix Inc.	32,126	18,520
260,000	ExactTarget Inc.†	8,760,801	8,767,200
3,000	Fidelity National Information Services Inc.	82,230	128,520
1,000	Market Leader Inc.†	10,944	10,700
3,500	Mentor Graphics Corp.	26,188	68,425
4,000	Micro Focus International plc.	29,995	43,195
201,500	Stonesoft OYJ†	1,172,966	1,176,330
56,000	Yahoo! Inc.†	870,757	1,406,160

		12,362,416	13,161,310

	Consumer Products — 0.3%
36,000	Avon Products Inc.	690,051	757,080
22,000	Harman International Industries Inc.	912,822	1,192,400

		1,602,873	1,949,480

	Consumer Services — 0.8%
3,000	Liberty Interactive Corp., Cl. A†	52,434	69,030
202	Liberty Ventures, Cl. A†	7,697	17,172
324,000	Stewart Enterprises Inc., Cl. A	4,223,115	4,241,160
29,000	The ADT Corp.	717,608	1,155,650

		5,000,854	5,483,012

	Diversified Industrial — 4.7%
50,000	Buckeye Technologies Inc.	1,881,163	1,852,000
38,000	Eaton Corp. plc	1,972,413	2,500,780
16,000	Fortune Brands Home & Security Inc.	209,347	619,840
320,000	Gardner Denver Inc.	23,987,017	24,057,600
89,000	Handy & Harman Ltd.†	588,687	1,591,320
5,000	ITT Corp.	89,785	147,050
30,000	Katy Industries Inc.†	23,298	21,315
3,000	Kaydon Corp.	99,861	82,650
1,000	MOCON Inc.	13,496	13,550
40,000	Myers Industries Inc.	392,310	600,400
2,500	Texas Industries Inc.†	76,254	162,850
68,000	Tyco International Ltd.	1,293,914	2,240,600

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
264,500	Wright Investors’ Service Holdings Inc.†	$661,250	$542,225

		31,288,795	34,432,180

	Electronics — 0.5%
70,000	Alliance Semiconductor Corp.†	240,731	33,600
19,000	Emulex Corp.†	150,861	123,880
2,000	International Rectifier Corp.†	25,798	41,880
100,400	Laird plc	313,490	271,050
12,000	MoSys Inc.†	45,904	48,240
300,000	Power-One Inc.†	1,896,206	1,896,000
3,500	Texas Instruments Inc.	94,566	122,045
66,000	Zygo Corp.†	643,875	1,043,460

		3,411,431	3,580,155

	Energy and Utilities — 2.8%
3,600	Anadarko Petroleum Corp.	115,854	309,348
800	Apache Corp.	68,296	67,064
200	Berry Petroleum Co., Cl. A	9,088	8,464
50,000	Dart Energy Ltd.†	43,038	3,795
300,000	Dragon Oil plc	1,867,229	2,612,247
20,000	Duke Energy Corp.	1,021,511	1,350,000
36,000	Endesa SA	884,679	768,958
32,000	Energy Transfer Partners LP	1,512,763	1,617,280
1,500	EXCO Resources Inc.	29,155	11,460
3,200	Exxon Mobil Corp.	182,544	289,120
250,000	GenOn Energy Inc., Escrow†	0	0
10,000	Great Plains Energy Inc.	137,405	225,400
437,274	Gulf Coast Ultra Deep Royalty Trust†	765,229	892,039
11,592	Halcon Resources Corp.†	100,633	65,727
15,000	Heritage Oil plc†	76,788	30,343
5,000	Hess Corp.	253,364	332,450
153	Iberdrola SA	678	808
1,500	Kelt Exploration Ltd.†	8,025	10,554
58,000	National Fuel Gas Co.	3,364,334	3,361,100
25,000	NorthWestern Corp.	604,912	997,500
12,000	NRG Energy Inc.	303,468	320,400
309,100	NV Energy Inc.	7,277,378	7,251,486
1,000	Origin Energy Ltd.	15,738	11,496
500	Walter Energy Inc.	18,316	5,200
95,000	WesternZagros Resources Ltd.†	350,101	115,622

		19,010,526	20,657,861

	Entertainment — 0.1%
2,000	Discovery Communications Inc., Cl. A†	34,253	154,420
2,000	Discovery Communications Inc., Cl. C†	36,926	139,320
25,000	Take-Two Interactive Software Inc.†	226,201	374,250

Shares		Cost	Market Value
2,700	The Madison Square Garden Co., Cl. A†	$42,261	$159,975
12,000	Vivendi SA	248,054	227,267

		587,695	1,055,232

	Equipment and Supplies — 9.7%
500,000	Gerber Scientific Inc., Escrow†	0	5,000
777,535	Lufkin Industries Inc.	68,696,734	68,788,521
1,249	Met-Pro Corp.	16,527	16,787
8,000	The L.S. Starrett Co., Cl. A	87,850	81,760
47,000	Xylem Inc.	1,394,321	1,266,180

		70,195,432	70,158,248

	Financial Services — 1.4%
104,000	AllianceBernstein Holding LP	2,164,213	2,165,280
100	American Safety Insurance Holdings Ltd.†	2,898	2,895
1,650	Argo Group International Holdings Ltd.	39,700	69,944
61,500	Blackhawk Network Holdings Inc.†	1,443,401	1,426,800
11,000	Citigroup Inc.	399,426	527,670
22,000	H&R Block Inc.	320,718	610,500
50,000	Hudson City Bancorp Inc.	413,199	458,000
60,000	KKR & Co. LP	349,003	1,179,600
300	Lender Processing Services Inc.	9,830	9,705
2,000	M&T Bank Corp.	168,239	223,500
300	MasterCard Inc., Cl. A	59,890	172,350
100	National Financial Partners Corp.†	2,503	2,531
200	Netspend Holdings Inc.†	3,163	3,194
11,000	Oritani Financial Corp.	113,087	172,480
1,000	Provident New York Bancorp	9,076	9,340
90,000	SLM Corp.	1,179,721	2,057,400
9,000	Steel Excel Inc.†	238,313	261,000
5,000	Sterling Bancorp	56,650	58,100
2,500	The Goldman Sachs Group Inc.	262,516	378,125
7,000	The PNC Financial Services Group Inc.	303,724	510,440

		7,539,270	10,298,854

	Food and Beverage — 3.9%
14,000	Beam Inc.	634,834	883,540
100,000	Copeinca ASA	1,007,978	1,102,999
800,000	D.E Master Blenders 1753 NV†	12,255,576	12,808,164
1,000	Dole Food Co. Inc.†	12,430	12,750
40,000	Hillshire Brands Co.	1,218,394	1,323,200
600	Ingredion Inc.	12,854	39,372
2,320,000	Parmalat SpA	8,646,465	7,247,546
5,500	Pernod-Ricard SA	425,711	609,878
25,000	Post Holdings Inc.†	652,791	1,091,500
12,201	Remy Cointreau SA	580,470	1,294,647
30,000	Smithfield Foods Inc.†	981,404	982,500

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
2,000,000	Yashili International Holdings Ltd.	$890,420	$889,628

		27,319,327	28,285,724

	Health Care — 3.0%
500	Actelion Ltd.	25,874	30,120
468	Allergan Inc.	27,202	39,424
3,000	ArthroCare Corp.†	30,433	103,590
5,000	Assisted Living Concepts Inc., Cl. A†	59,500	59,800
1,000	Bio-Rad Laboratories Inc., Cl. A† .	99,940	112,200
10,000	CML HealthCare Inc.	101,386	100,409
704	Cynosure Inc., Cl. A†	16,600	18,290
14,000	Elan Corp. plc, ADR†	193,773	197,960
5,242	Grifols SA, ADR	70,347	149,292
5,000	Health Management Associates Inc., Cl. A†	80,250	78,600
1,000	ICU Medical Inc.†	67,251	72,060
5,500	Illumina Inc.†	248,949	411,620
1,000	Lexicon Pharmaceuticals Inc.†	1,640	2,170
190,000	Life Technologies Corp.†	14,002,699	14,061,900
500	Mead Johnson Nutrition Co.	12,000	39,615
1,000	Merck & Co. Inc.	31,789	46,450
433,000	Myrexis Inc.	419,488	32,475
100	Omthera Pharmaceuticals Inc.†	1,335	1,330
4,000	Rhoen Klinikum AG	90,972	92,260
30,000	Smith & Nephew plc	322,674	335,372
1,000	Taro Pharmaceuticals Industries Ltd.†	39,430	55,900
1,000	UCB SA†	25,081	54,333
125,000	Vanguard Health Systems Inc.†	2,590,832	2,592,500
124	Wright Medical Group Inc.†	2,888	3,250
162,648	WuXi PharmaTech Cayman Inc., ADR†	3,138,260	3,415,608

		21,700,593	22,106,528

	Hotels and Gaming — 0.5%
200	7 Days Group Holdings Ltd., ADR†	2,680	2,758
100,000	Ameristar Casinos Inc.	2,638,020	2,629,000
5,000	Churchill Downs Inc.	206,051	394,250
8,000	Orient-Express Hotels Ltd., Cl. A†.	87,810	97,280
11,317	Ryman Hospitality Properties Inc.	413,513	441,476
2,500	WMS Industries Inc.†	62,343	63,775

		3,410,417	3,628,539

	Metals and Mining — 0.6%
20,000	Alcoa Inc.	183,469	156,400
2,200	Allegheny Technologies Inc.	156,046	57,882
268,001	AuRico Gold Inc.	2,203,767	1,171,164
20,000	Camino Minerals Corp.†	3,744	1,046

Shares		Cost	Market Value
6,000	Commercial Metals Co.	$84,237	$88,620
33,000	Freeport-McMoRan Copper & Gold Inc.	1,086,411	911,130
10,000	Gold Fields Ltd., ADR	109,584	52,500
3,400	Hoganas AB, Cl. B	171,130	162,240
50,000	Newmont Mining Corp.	2,461,212	1,497,500
5,000	NovaGold Resources Inc.†	10,960	10,550
7,592	Pan American Silver Corp.	171,447	88,430
12,000	Pilot Gold Inc.†	36,703	9,128
100	Royal Oak Ventures Inc.†	0	0
2,500	Sibanye Gold Ltd., ADR†	17,839	7,350
1,000	Uranium One Inc.†	2,868	2,605
11,000	Vulcan Materials Co.	428,239	532,510

		7,127,656	4,749,055

	Real Estate — 0.0%
500	American Tower Corp.	7,707	36,585
100	Colonial Properties Trust	2,333	2,412
500	ECO Business-Immobilien AG†	3,961	2,967

		14,001	41,964

	Retail — 0.3%
1,000	Aaron’s Inc.†	26,240	28,010
300	American Greetings Corp., Cl. A	5,436	5,466
5,800	Casey’s General Stores Inc.	228,664	348,928
5,200	CST Brands Inc.†	150,393	160,212
32,000	Denny’s Corp.†	107,320	179,840
29,000	Macy’s Inc.	559,036	1,392,000
4,000	Pier 1 Imports Inc.	27,590	93,960
1,000	Saks Inc.†	1,720	13,640

		1,106,399	2,222,056

	Semiconductors — 0.1%
8,000	Lam Research Corp.†	288,550	354,720
2,500	LTX-Credence Corp.†	18,894	14,975
10,000	PLX Technology Inc.†	66,137	47,600

		373,581	417,295

	Specialty Chemicals — 0.2%
5,500	International Flavors & Fragrances Inc.	277,740	413,380
11,000	Monsanto Co.	529,419	1,086,800
500	SGL Carbon SE	22,731	15,903

		829,890	1,516,083

	Telecommunications — 1.7%
300,000	Asia Satellite Telecommunications Holdings Ltd.	683,347	1,067,554
15,000	BCE Inc.	438,715	615,300
30,000	Corning Inc.	371,786	426,900
78,000	Portugal Telecom SGPS SA	833,734	303,569
202,000	Telenet Group Holding NV	9,205,392	9,270,976
4,609	Telephone & Data Systems Inc.	122,724	113,612
6,000	Verizon Communications Inc.	193,532	302,040

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
500	Ziggo Bond Co. BV	$17,458	$20,013

		11,866,688	12,119,964

	Wireless Communications — 0.1%
5,000	Clearwire Corp., Cl. A†	14,375	24,900
14,000	Metricom Inc.†	1,680	1
10,000	NII Holdings Inc.†	83,126	66,700
15,000	Sprint Nextel Corp.†	107,650	105,300
7,500	T-Mobile US Inc.	121,875	186,075
8,100	United States Cellular Corp.	308,699	297,189

		637,405	680,165

	TOTAL COMMON STOCKS	257,256,140	270,467,968

	PREFERRED STOCKS — 0.0%
	Telecommunications — 0.0%
6,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	144,109	264,000

	RIGHTS — 0.1%
	Health Care — 0.1%
110,600	Adolor Corp., expire 07/01/19†	0	57,512
135,000	American Medical Alert Corp.†	0	1,350
10,000	Clinical Data Inc., CVR, expire 04/14/18†	0	9,500
350,000	Sanofi, CVR, expire 12/31/20†	598,350	675,500
500	Wright Medical Group Inc., CVR, expire 03/01/19†	1,238	1,355

	TOTAL RIGHTS	599,588	745,217

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
377	Federal-Mogul Corp., expire 12/27/14†	14,912	4

	Energy and Utilities — 0.0%
32,000	Kinder Morgan Inc., expire 05/25/17†	61,383	163,840

	TOTAL WARRANTS	76,295	163,844

Principal Amount			Cost	Market Value
		CONVERTIBLE CORPORATE BONDS — 0.1%
		Aerospace — 0.0%
$ 100,000		GenCorp Inc., Sub. Deb. Cv., 4.063%, 12/31/39	$75,450	$184,375

		Diversified Industrial — 0.1%
200,000		Covanta Holding Corp., Cv., 3.250%, 06/01/14	200,000	258,500

		TOTAL CONVERTIBLE CORPORATE BONDS	275,450	442,875

		CORPORATE BONDS — 0.0%
		Energy and Utilities — 0.0%
800,000		Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15	696,666	80,000

		U.S. GOVERNMENT OBLIGATIONS — 63.7%
462,822,000		U.S. Treasury Bills, 0.045% to 0.120%††, 07/05/13 to 12/26/13(a)(b)	462,737,594	462,752,355

		TOTAL INVESTMENTS — 101.1%	$721,785,842	734,916,259

			Settlement Date	Unrealized Appreciation/ Depreciation
		FORWARD FOREIGN EXCHANGE CONTRACTS — 0.0%
500,000	(c)	Deliver Canadian Dollars in exchange for United States Dollars 475,094(d)	07/26/13	1,898
25,500,000	(e)	Deliver Euros in exchange for United States Dollars 33,195,729(d)	07/26/13	(32,724)

		TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS		(30,826)

				Market Value
		SECURITIES SOLD SHORT — (0.0)%
		(Proceeds received $152,555)		(180,632)

		Other Assets and Liabilities (Net) — (1.1)%		(8,185,363)

		NET ASSETS — 100.0%.		$726,519,438

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Proceeds	Market Value
	SECURITIES SOLD SHORT — 0.0%
	Aerospace — 0.0%
11,109	GenCorp Inc.	152,555	$180,632

(a)	At June 30, 2013, $36,000,000 of the principal amount was reserved and/or pledged with the custodian for forward foreign exchange contracts.
(b)	At June 30, 2013, $1,575,000 of the principal amount was pledged as collateral for securities sold short.
(c)	Principal amount denoted in Canadian Dollars.
(d)	At June 30, 2013, the Fund had entered into forward foreign exchange contracts with State Street Bank and Trust Co.
(e)	Principal amount denoted in Euros.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $721,785,842)	$734,916,259
Cash	6,768
Deposit at brokers (including proceeds from securities sold short of $152,555)	178,860
Receivable for Fund shares sold	6,175,629
Receivable for investments sold	764,508
Dividends and interest receivable	348,386
Unrealized appreciation on forward foreign exchange contracts	1,898
Prepaid expenses	44,554

Total Assets	742,436,862

Liabilities:
Securities sold short, at value	180,632
Payable for investments purchased	14,983,519
Payable for Fund shares redeemed	249,021
Payable for investment advisory fees	290,859
Payable for distribution fees	79,328
Payable for accounting fees	7,500
Unrealized depreciation on forward foreign exchange contracts	32,724
Other accrued expenses	93,841

Total Liabilities	15,917,424

Net Assets (applicable to 71,378,610 shares outstanding)	$726,519,438

Net Assets Consist of:
Paid-in capital	$703,168,219
Accumulated net investment income	3,706,704
Accumulated net realized gain on investments, securities sold short, and foreign currency transactions	6,576,864
Net unrealized appreciation on investments	13,130,417
Net unrealized depreciation on securities sold short	(28,077)
Net unrealized depreciation on foreign currency translations	(34,689)

Net Assets	$726,519,438

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($320,476,927 ÷ 31,337,504 shares outstanding)	$10.23

Advisor Class:
Net Asset Value, offering, and redemption price per share ($406,042,511 ÷ 40,041,106 shares outstanding)	$10.14

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $208,786)	$5,207,588
Interest	393,729

Total Investment Income	5,601,317

Expenses:
Investment advisory fees	1,611,532
Distribution fees - Advisor Class	413,027
Custodian fees	59,037
Shareholder communications expenses	48,070
Directors’ fees	45,590
Shareholder services fees	40,947
Registration expenses	39,642
Dividend expense on securities sold short	24,864
Accounting fees	22,500
Legal and audit fees	20,768
Miscellaneous expenses	26,679

Total Expenses	2,352,656

Less:
Advisory fee reduction on unsupervised assets (Note 3)	(71)
Custodian fee credits.	(500)

Total Reductions and Credits	(571)

Net Expenses	2,352,085

Net Investment Income	3,249,232

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency:
Net realized gain on investments	7,952,480
Net realized loss on securities sold short	(15,530)
Net realized gain on foreign currency transactions	160,156

Net realized gain on investments, securities sold short, and foreign currency transactions	8,097,106

Net change in unrealized appreciation/depreciation:
on investments	4,793,744
on securities sold short	24,017
on foreign currency translations	36,149

Net change in unrealized appreciation/depreciation on investments, securities sold short, and foreign currency translations	4,853,910

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency	12,951,016

Net Increase in Net Assets Resulting from Operations	$16,200,248

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$3,249,232	$821,775
Net realized gain on investments, securities sold short, and foreign currency transactions	8,097,106	16,537,273
Net change in unrealized appreciation on investments, securities sold short, and foreign currency translations	4,853,910	8,615,481

Net Increase in Net Assets Resulting from Operations	16,200,248	25,974,529

Distributions to Shareholders:
Net investment income
Class AAA	—	(821,455)
Advisor Class	—	(356,677)

	—	(1,178,132)

Net realized gain
Class AAA	—	(6,019,469)
Advisor Class	—	(8,178,968)

	—	(14,198,437)

Total Distributions to Shareholders	—	(15,376,569)

Capital Share Transactions:
Class AAA	13,051,907	46,434,443
Advisor Class	93,668,522	54,427,282

Net Increase in Net Assets from Capital Share Transactions	106,720,429	100,861,725

Redemption Fees	20,246	26,949

Net Increase in Net Assets	122,940,923	111,486,634
Net Assets:
Beginning of period	603,578,515	492,091,881

End of period (including undistributed net investment income of $3,706,704 and $457,472, respectively)	$726,519,438	$603,578,515

See accompanying notes to financial statements.

The Gabelli ABC Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions								Ratios to Average Net Assets/ Supplemental Data
				Net
				Realized
				and
	Net Asset	Net		Unrealized			Net				Net Asset			Net
	Value,	Investment		Gain (Loss)	Total from	Net	Realized				Value,		Net Assets,	Investment				Portfolio
Period Ended	Beginning	Income		on	Investment	Investment	Gain on	Return of	Total	Redemption	End of	Total	End of Period	Income		Operating		Turnover
December 31	of Period	(Loss) (a)		Investments	Operations	Income	Investments	Capital (b)	Distributions	Fees (a)(b)	Period	Return†	(in 000’s)	(Loss)		Expenses††		Rate
Class AAA
2013(c)	$9.96	$0.06		$0.21	$0.27	—	—	—	—	$0.00	$10.23	2.7%	$320,477	1.14	%(d)	0.60	%(d)	144%
2012	9.76	0.02		0.49	0.51	$(0.04)	$(0.27)	—	$(0.31)	0.00	9.96	5.2	299,111	0.17		0.60		256
2011	9.86	(0.01)		0.20	0.19	(0.08)	(0.21)	—	(0.29)	0.00	9.76	1.9	247,060	(0.06)		0.62		276
2010	9.69	(0.01)		0.41	0.40	—	(0.23)	—	(0.23)	0.00	9.86	4.1	176,169	(0.07)		0.64		363
2009	9.28	(0.01)		0.57	0.56	—	(0.15)	$(0.00)	(0.15)	0.00	9.69	6.0	244,255	(0.06)		0.66		472
2008	9.80	0.11		(0.37)	(0.26)	(0.09)	(0.17)	—	(0.26)	0.00	9.28	(2.6)	129,687	1.11		0.64		472
Advisor Class
2013(c)	$9.89	$0.04		$0.21	$0.25	—	—	—	—	$0.00	$10.14	2.5%	$406,042	0.88	%(d)	0.85	%(d)	144%
2012	9.69	0.01		0.47	0.48	$(0.01)	$(0.27)	—	$(0.28)	0.00	9.89	4.9	304,468	0.14		0.85		256
2011	9.79	(0.00	)(b)	0.16	0.16	(0.05)	(0.21)	—	(0.26)	0.00	9.69	1.6	245,032	(0.05)		0.87		276
2010	9.65	(0.03)		0.40	0.37	—	(0.23)	—	(0.23)	0.00	9.79	3.8	270,772	(0.31)		0.89		363
2009	9.26	(0.03)		0.57	0.54	—	(0.15)	$(0.00)	(0.15)	0.00	9.65	5.8	170,835	(0.32)		0.91		472
2008	9.79	0.09		(0.37)	(0.28)	(0.08)	(0.17)	—	(0.25)	0.00	9.26	(2.8)	49,478	0.92		0.89		472

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

††

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the year ended December 31, 2008 would have been 0.63% and 0.88%, respectively, for Class AAA and the Advisor Class. For the six months ended June 30, 2013 and the years ended December 31, 2012, 2011, 2010 and 2009, the effect of Custodian Fee Credits was minimal.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2013, unaudited.
(d)	Annualized.

See accompanying notes to financial statements.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ABC Fund, a series of Gabelli Investor Funds, Inc. (the “Corporation”), was incorporated on October 30, 1992 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund commenced investment operations on May 14, 1993.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$20,657,861	—	$0	$20,657,861
Equipment and Supplies	70,153,248	—	5,000	70,158,248
Metals and Mining	4,749,055	—	0	4,749,055
Wireless Communications	680,164	—	1	680,165
Other Industries (a)	174,222,639	—	—	174,222,639

Total Common Stocks	270,462,967	—	5,001	270,467,968

Preferred Stocks (a)	264,000	—	—	264,000
Rights (a)	676,855	—	68,362	745,217
Warrants (a)	163,844	—	—	163,844
Convertible Corporate Bonds (a)	—	$442,875	—	442,875
Corporate Bonds (a)	—	80,000	—	80,000
U.S. Government Obligations	—	462,752,355	—	462,752,355

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$271,567,666	$463,275,230	$73,363	$734,916,259

LIABILITIES (Market Value):
Securities Sold Short (a)	$(180,632)	—	—	$(180,632)

TOTAL INVESTMENTS IN SECURITIES - LIABILITIES	$(180,632)	—	—	$(180,632)

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/13
OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation):*
FOREIGN CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	—	$ 1,898	—	$ 1,898
LIABILITIES (Unrealized Depreciation):*
FOREIGN CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	—	$(32,724)	—	$(32,724)

TOTAL OTHER FINANCIAL INSTRUMENTS:	—	$(30,826)	—	$(30,826)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements At June 30, 2013, the Fund held no investments in equity contract for difference swap agreements.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at June 30, 2013 are reflected within the Schedule of Investments.

The Fund’s volume of activity in forward foreign currency contracts during the six months ended June 30, 2013 had an average monthly notional amount of approximately $18,137,714.

At June 30, 2013, the Fund’s derivative assets and liabilities (by type) are as follows:

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount

Assets
Foreign Currency Exchange Contracts	$1,898	$(1,898)	—	—	—

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount

Liabilities
Foreign Currency Exchange Contracts	$32,724	$(1,898)	—	—	$30,826

As of June 30, 2013, the value of forward foreign exchange contracts can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on forward foreign exchange contracts and under Liabilities, Unrealized depreciation on forward foreign exchange contracts. For the six months ended June 30, 2013, the effect of forward foreign exchange contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency, within Net realized gain on foreign currency transactions and Net change in unrealized appreciation/depreciation on foreign currency translations.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short at June 30, 2013 are reflected within the Schedule of Investments.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. There were no restricted securities at June 30, 2013.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2012 was as follows:

Distributions paid from:*
Ordinary income (inclusive of short term capital gains)	$14,385,889
Net long term capital gains	2,668,515

Total distributions paid.	$17,054,404

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at June 30, 2013:

	Cost/ (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Investments	$723,134,047	$20,328,414	$(8,546,202)	$11,782,212
Securities sold short	(152,555)	—	(28,077)	(28,077)

		$20,328,414	$(8,574,279)	$11,754,135

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2013, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2013, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2009 through December 31, 2012 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.50% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2013, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $71.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive a $2,000 annual fee. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for the Advisor Class Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Advisor Class Share Plan, payment is authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund, at an annual rate of 0.25% of the average daily net assets of the Advisor Class Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2013, other than short term securities and U.S. Government obligations, aggregated $373,526,656 and $337,114,603, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2013, the Fund paid brokerage commissions on security trades of $134,901 to G.research, Inc. (formerly Gabelli & Company, Inc.), an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2013, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As of June 30, 2013, the Fund’s Adviser and its affiliates beneficially owned greater than 27% of the voting securities of the Fund. This includes accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended June 30, 2013, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers Class AAA Shares and Advisor Class Shares to investors without a front-end sales charge. Class AAA Shares are available directly through the Distributor or through the Fund’s transfer agent. Advisor Class Shares are available through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Distributor.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2013 and the year ended December 31, 2012 amounted to $20,246 and $26,949, respectively.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	5,538,141	$55,940,205	14,888,059	$148,314,480
Shares issued upon reinvestment of distributions	—	—	681,187	6,771,001
Shares redeemed	(4,236,010)	(42,888,298)	(10,845,725)	(108,651,038)

Net increase	1,302,131	$13,051,907	4,723,521	$46,434,443

Advisor Class
Shares sold	16,234,477	$163,773,408	18,356,005	$181,946,104
Shares issued upon reinvestment of distributions	—	—	588,477	5,808,272
Shares redeemed	(6,991,303)	(70,104,886)	(13,427,661)	(133,327,094)

Net increase	9,243,174	$93,668,522	5,516,821	$54,427,282

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli ABC Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 26, 2013, the Board of Directors (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund against a peer group of specialty diversified equity funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund’s performance was approximately average for the one year, three year, and five year periods. They also noted that the peer group for the Fund encompasses a broad range of funds, which makes direct performance comparisons more difficult.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members agreed that the low relative cost structure of the Fund and the low historical profitability of the Fund to the Adviser argued strongly against any concern regarding economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of diversified specialty funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were at the low end of its peer group. The Independent Board Members also noted that the management fee structure was much lower than that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider material to their decision, various information comparing the advisory fee with the advisory fees for other types of accounts managed by affiliates of the Adviser. The Independent Board Members recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the

The Gabelli ABC Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

Fund were lower than normal and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Based on a consideration of all these factors in their totality, the Board, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI/GAMCO FAMILY OF FUNDS

VALUE

Gabelli Asset Fund

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital.

(Multiclass)

Team Managed

Gabelli Dividend Growth Fund

Seeks to invest at least 80% of its net assets in dividend paying stocks. (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

FOCUSED VALUE

Gabelli Focus Five Fund

Seeks to invest its net assets in the equity securities of twenty-five to thirty-five companies with the remaining net assets invested in short term high grade investments or cash and cash equivalents. (Multiclass)

Team Managed

Gabelli Value Fund

Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long term capital appreciation. (Multiclass)

Team Managed

SMALL CAP

Gabelli Small Cap Growth Fund

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $3 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GROWTH

GAMCO Growth Fund

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Howard F. Ward, CFA

GAMCO International Growth Fund

Seeks to invest in the equity securities of foreign issuers with long term capital appreciation potential. The Fund offers investors global diversification.

(Multiclass)

Portfolio Manager: Caesar M. P. Bryan

AGGRESSIVE GROWTH

GAMCO Global Growth Fund

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

EQUITY INCOME

Gabelli Equity Income Fund

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly distributions and seeks a high level of total return with an emphasis on income. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

SPECIALTY EQUITY

Gabelli Global Rising Income and Dividend Fund (Formerly GAMCO Vertumnus Fund)

Seeks to invest at least 80% of its net assets in dividend paying securities. The Fund will primarily invest in common stocks of foreign and domestic issuers. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Global Opportunity Fund

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

Gabelli SRI Fund

Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products). The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

SECTOR

GAMCO Global Telecommunications Fund

Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

Gabelli Gold Fund

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors.

(Multiclass)

Portfolio Manager: Caesar M. P. Bryan

Gabelli Utilities Fund

Seeks to provide a high level of total return through a combination of capital appreciation and current income.

(Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

MERGER AND ARBITRAGE

Gabelli ABC Fund

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load) (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

Gabelli Enterprise Mergers and Acquisitions Fund

Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

CONTRARIAN

GAMCO Mathers Fund

Seeks long term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)

Portfolio Manager: Henry Van der Eb, CFA

Comstock Capital Value Fund

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)

Portfolio Managers: Charles L. Minter

Martin Weiner, CFA

CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund

Seeks to invest exclusively in short term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)

Co-Portfolio Managers: Judith A. Raneri

Ronald S. Eaker

An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (800-422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund before investing. The prospectus contains more information about these and other matters and should be read carefully before investing.

Distributed by G.distributors, LLC, One Corporate Center, Rye, NY 10580.

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THE GABELLI ABC FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1976 and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and an Honorary Doctorate Degree from Roger Williams University in Rhode Island.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. © 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

Mary E. Hauck
Former Senior Portfolio
Manager,
Gabelli-O'Connor Fixed
Income Mutual Fund
Management Co.

Kuni Nakamura
President,
Advanced Polymer, Inc.

Werner J. Roeder, MD
Medical Director,
Lawrence Hospital

OFFICERS

Bruce N. Alpert
President, Secretary, and
Acting Chief Compliance
Officer

Agnes Mullady
Treasurer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER
AGENT, AND DIVIDEND
DISBURSING AGENT

State Street Bank and Trust
Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

MORNINGSTAR®

Overall Morningstar Rating™ ★★★★

GAB408Q213SR

GABELLI
FUNDS

# THE GABELLI ABC FUND

*Semiannual Report*
*June 30, 2013*

Overall Morningstar Rating™

★★★★

Morningstar Rating™ is based on risk-adjusted returns.

THE GABELLI ABC FUND One Corporate Center Rye, New York 10580-1422 t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com GABELLI.COM Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M. THE BOARD OF DIRECTORS OFFICERS Mario J. Gabelli, CFA Bruce N. Alpert GABELLI Chairman and President, Secretary, and Chief Executive Officer, Acting Chief Compliance GAMCO Investors, Inc. Officer ABC Anthony J. Colavita Agnes Mullady President, Treasurer FUND Anthony J. Colavita, P.C. DISTRIBUTOR Vincent D. Enright Former Senior Vice President G.distributors, LLC and Chief Financial Officer, Semiannual Report KeySpan Corp. CUSTODIAN, TRANSFER June 30, 2013 AGENT, AND DIVIDEND Mary E. Hauck DISBURSING AGENT FormerSenior Portfolio Manager, State Street Bank and Trust Gabelli-O’Connor Fixed Company Income Mutual Fund Overall Morningstar RatingTM Management Co. LEGAL COUNSEL Kuni Nakamura Skadden, Arps, Slate, Meagher & President, Advanced Polymer, Inc. Flom LLP Morningstar RatingTM is based on risk-adjusted returns. Werner J. Roeder, MD Medical Director, Lawrence Hospital This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. TM Overall Morningstar Rating Morningstar® rated The Gabelli ABC Fund Class AAA Shares 4 stars overall, 5 stars for the three year period, and 4 stars for the five and ten year periods ended June 30, 2013 among 60, 60, 46, and 24 Market Neutral funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Investor Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/6/13

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/6/13

*	Print the name and title of each signing officer under his or her signature.